Cover	Sep. 23, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2022
Entity Registrant Name	Udemy, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40956
Entity Tax Identification Number	27-1779864
Entity Address, Address Line One	600 Harrison Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	813-1710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	UDMY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001607939
Amendment Flag	false